Other investments	12 Months Ended
Dec. 31, 2021
Other investments
Other investments

Note 16 – Other investments

   Accounting policies

Other investments are measured on initial recognition at cost, and subsequently at fair value. Changes in fair value are recognized in the income statement under financial items.

The Group’s other investments consist of an investment in Beta Bionics, Inc., the developer of iLet™, a fully integrated dual-hormone pump (bionic pancreas) for autonomous diabetes care. The investment in Beta Bionics, Inc. is measured at fair value through profit and loss. This investment represents 1.6% (2020: 1.6%) ownership of Beta Bionics, Inc., and is measured at a fair value of DKK 26.9 million as of De- cember 31, 2021 (DKK 32.3 million as of December 31, 2020).

In determining fair value, Zealand considered the impact of any recent share capital issuances by Beta Bi-onics as an indicator of the fair value of the shares. In particular, Beta Bionics undertook a capital offering in June 2019 and subsequent infliction points was used as the basis for determining fair value. Measure- ment is considered a level 3 measurement.

Note 16 – Other investments (continued)

The following have been recognized as financial items:

DKK thousand	2021	2020	2019
Other investments at January 1	32,333	35,557	32,582
Fair value adjustments	-8,217	69	2,193
Currency adjustments	2,791	-3,293	782
Other investments at December 31	26,907	32,333	35,557